Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent events	Subsequent events The Plan has evaluated subsequent events through June 18, 2026, the date these financial statements were available to be issued.